Lease (Details 3) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
2024 (excluding the six months ended June 30, 2024)	$ 43,396	$ 85,792
2025	50,862	50,862
Thereafter	0	0
Operating leases, future minimum payments due	94,258	136,654
Less: Imputed interest	(2,994)	(6,471)
Operating lease liabilities	$ 91,264	$ 130,183	$ 39,367